Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Net Loss Per Share
Schedule of computation of basic and diluted loss per Share of Common Stock

The following table sets forth the computation of basic and diluted loss per Class A Common Stock and Class B Common Stock (in thousands, except for share and per share data):

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss - Basic and diluted	$(122,461)	$(23,605)	$(27,780)
Denominator:
Weighted average common shares outstanding – Basic and diluted	294,549,146	261,228,108	236,040,717
Net loss per share attributable to common stockholders – Basic and diluted	$(0.42)	$(0.09)	$(0.12)

Schedule of outstanding common stock equivalents were considered antidilutive, and therefore, excluded from the computation of diluted net loss per share attributable to common stockholders

The following outstanding common stock equivalents were considered antidilutive, and therefore, excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented (share numbers are not in thousands):

	Number of Securities
	Outstanding at December 31,
	2020	2019	2018
Convertible promissory notes	—	—	12,099,120
Common and preferred stock warrants	22,314,778	3,635,180	3,087,307
Common stock options	51,735,883	37,206,199	30,911,188
Restricted stock units	341,256	—	—
Earnout shares	10,000,000	—	—
Total	84,391,917	40,841,379	46,097,615